Stockholders' Deficit	12 Months Ended
Dec. 31, 2025
Stockholders' Deficit [Abstract]
Stockholders' Deficit

Note 8 — Stockholders’ Deficit

On October 20, 2025, the Company amended its amended and restated certificate of incorporation to authorize 600,000,000 shares of common stock, par value of $0.0001 per share and 1,000,000 shares of preferred stock, par value of $0.0001 per share.

Common Stock

Each share of common stock is entitled to one vote. The holders of common stock are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors, subject to prior rights of the preferred stockholders. As of December 31, 2025, no dividends have been declared to date.

The Company reserved shares of common stock, as adjusted for the recapitalization (see Note 3) and for the Reverse Stock Split, on an as-converted basis, for future issuance as follows:

	December 31,
	2025	2024
Conversion of Series A preferred stock	—	20,060
Conversion of Series B preferred stock	—	24,408
Conversion of Series C/C-1 preferred stock	—	37,907
Outstanding options under 2025 Plan	12,527	13,705
Issuance of options under the 2025 Plan	100,386	7,194
Outstanding common stock warrants	233,822	—
Issuance of earnout shares (1)	38,750	—
	385,485	103,274

(1)	These earnout shares exclude 12,916 shares allocated to Milestone III, as Milestone III expired as of December 31, 2025.

Convertible Preferred Stock

Immediately prior to the completion of the Company’s Business Combination, all of the Company’s then-outstanding shares of convertible preferred stock were automatically converted into shares of Legacy Profusa common stock and, in connection with the Business Combination, all shares of Legacy Profusa common stock underlying the convertible preferred stock were exchanged for shares of the Company’s common stock.

Convertible preferred stock as of December 31, 2024 consisted of the following:

	Shares Authorized	Share Issued and Outstanding	Liquidation Preference	Carrying Amount	Original Issue Price
Series A	4,350,314	4,350,314	$5,307	$5,231	$1.22
Series B	5,293,175	5,293,175	13,815	13,701	2.61
Series C	7,358,151	6,670,703	37,623	37,476	5.64
Series C-1	1,549,742	1,549,742	7,439	8,741	$4.80
	18,551,382	17,863,934	$64,184	$65,149

The significant features of the convertible preferred stock were as follows:

Voting Rights

The holders of convertible preferred stock shares are entitled to vote on all matters on which the common stockholders are entitled to vote. Each holder of convertible preferred stock is entitled to the number of votes equal to the number of common stock shares into which the shares held by such holder could be converted as of the Record Date. Holders of convertible preferred stock and common stock generally vote as a single class.

Dividends

Holders of convertible preferred stock are entitled to receive dividends, when, as and if declared by the board of directors, at the annual rate of 8% of the original issue price, payable in preference and priority to any declaration or payment of any distribution on common stock of the Company in such calendar year. No distributions may be made with respect to the common stock unless dividends on the convertible preferred stock have been declared and all declared dividends on the convertible preferred stock have been paid or set aside for payment to the holders of the convertible preferred stock. Dividends are noncumulative, and none were declared from inception to the Closing Date.

Liquidation Preference

In the event of any liquidation, dissolution, or winding up of the Company, the holders of Series C/C-1 convertible preferred stock shall be entitled to receive, prior and in preference to any distribution of any of the assets of the Company to the holders of the Series B convertible preferred stock, the Series A convertible preferred stock or common stock, an amount per share for each share of Series C/C-1 convertible preferred stock held by them equal to the sum of the liquidation preference amount of respective original issue price per share, as adjusted for any stock dividend, stock split, combination of shares, reorganization, recapitalization, reclassification or other similar event (“anti-dilution adjustments”) plus all declared but unpaid dividends on such shares. Should the Company’s legally available assets be insufficient to satisfy the liquidation preferences, the funds will be distributed with equal priority and pro rata among the holders of Series C/C-1 convertible preferred stock in proportion to the preferential amount each holder is otherwise entitled to receive.

After full payment to holders of the Series C/C-1 convertible preferred stock, payment should be made to the holders of Series B convertible preferred stock, in preference to the holders of the Series A convertible preferred stock or common stock, in the amount per share for each share of Series B convertible preferred stock held by them equal to the original issue price of such share, adjusted for any anti-dilution adjustments, plus all declared and unpaid dividends on such shares. Should the Company’s legally available assets be insufficient to satisfy the liquidation preferences, the funds will be distributed with equal priority and pro rata among the holders of Series B convertible preferred stock in proportion to the preferential amount each holder is otherwise entitled to receive.

After full payment to holders of the Series B convertible preferred stock, payment should be made to the holders of Series A convertible preferred stock, in preference to the holders of the common stock, in the amount per share for each share of Series A convertible preferred stock held by them equal to the original issue price of such share, adjusted for any anti-dilution adjustments, plus all declared and unpaid dividends on such shares. Should the Company’s legally available assets be insufficient to satisfy the liquidation preferences, the funds will be distributed with equal priority and pro rata among the holders of Series A convertible preferred stock in proportion to the preferential amount each holder is otherwise entitled to receive.

After the payment to the holders of convertible preferred stock of the full preferential amounts specified above, the entire remaining assets of the Company legally available for distribution by the Company shall be distributed with equal priority and pro rata among the holders of the common stock and holders of convertible preferred stock as-if-converted to common stock basis in proportion to the number of shares of common stock held by them.

Conversion

Each share of convertible preferred stock is convertible, at the option of the holder, into the number of fully-paid and non-assessable shares of common stock that result from dividing the applicable original issue price per share by the applicable conversion price per share at the time of conversion, as adjusted for any anti-dilution adjustments or recapitalizations. If, after the issuance date of convertible preferred stock, the Company issues or sells, or is deemed to have sold, additional shares of common stock at a price lower than the original issuance price, except for certain exceptions allowed, the conversion price of convertible preferred stock would be adjusted. As of December 31, 2024, the Company’s convertible preferred stock was convertible into the Company’s shares of common stock as adjusted for the Exchange Ratio and the Reverse Stock Split.

Each share of convertible preferred stock is convertible into common stock automatically upon the earlier of (i) immediately upon the closing of a firmly underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, covering the offer and sale of any class or security of the Company in which (a) the gross offering price per share reflects a pre-offering valuation of the Company of not less than $200 million, calculated on a fully-diluted and as-converted basis before giving effect to the issuance of the securities to be sold in such public offering, and (b) the cash proceeds to the Company (net of underwriting discounts and commissions) are at least $50 million (a “Qualified IPO”); or (ii) the Company’s receipt of a written request for such conversion from at least a majority of holders of the then outstanding shares of convertible preferred stock, voting as a single class on an as-if-converted basis.

Balance Sheet Classification

Convertible preferred stock was recorded in mezzanine equity because while it was not mandatorily redeemable, it became redeemable at the option of the stockholders upon the occurrence of certain deemed liquidation events that are considered not solely within the Company’s control.